Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Company’s shares:

1.	Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

2.	On January 31, 2017 the Company closed a follow on and secondary offering where by 8,625,000 ordinary shares were sold in the transaction to the public of which 2,300,000 were issued by the Company and 6,325,000 were sold by the selling shareholders (inclusive of 1,125,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $35,077, net of underwriting discounts, commissions and offering expenses.

3.
On May 15, 2017 and December 7, 2018, the Company made additional underwritten secondary offerings of 4,250,000 and 3,132,481 ordinary shares respectively, by the Company’s major shareholder. The Company did not receive any of the proceeds from the sale of these ordinary shares.

b.	Share option and RSU’s plans:

A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,360,647	$10.76	8.05	$13,588
Granted	449,276	18.69	9.53
Exercised	(918,380)	6.82	6.45
Forfeited	(307,979)	13.54	7.95

Outstanding at end of year	1,583,564	$14.71	8.19	$6,536

Exercisable at end of year	619,711	$12.37	7.42	$4,011

As of December 31, 2018, $8,029 in unrecognized compensation cost related to share options is expected to be recognized over a weighted average vesting period of 2.89 years.

The weighted average fair value of options granted during the years ended December 31, 2016, 2017 and 2018 were $5.64, $9.24 and $9.5 per share, respectively. The weighted average fair value of options vested during the year ended December 31, 2018 was $6.71. The total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 were $7,822, $10,588 and $11,775, respectively.

c.	The options outstanding as of December 31, 2018, have been classified by exercise price, as follows:

	Options outstanding at December 31, 2018			Options exercisable at December 31, 2018
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.36-2.17	71,035	2.05	5.81	71,035	2.05	5.81
9.38-9.97	122,770	9.93	6.04	112,259	9.97	5.96
10.05-11.90	356,546	10.24	7.57	142,766	10.11	7.52
13.4-15.29	149,185	14.48	7.08	104,014	14.53	7.22
15.80-18.05	423,989	17.52	8.69	118,360	17.62	8.66
18.8-21.15	460,039	18.91	9.53	71,277	19.06	9.4

	1,583,564			619,711

A summary of the Company’s RSUs activity is as follows:

Number of RSUs

Unvested at beginning of year	88,759
Granted	370,417
Vested	(22,597)
Forfeited	(22,159)
Unvested at the end of the year	414,420

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2017 and 2018 were $17.77 and $17.1, respectively. The total fair value of shares vested during the year ended December 31, 2018 was $421.

d.	The Company’s Board of Directors approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units (“RSUs”). The RSU’s generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.

During 2018, the Board of Directors approved an increase in the ordinary shares reserved for issuance to 5,376,368 ordinary shares. As of December 31, 2018, an aggregate of 1,960,465 ordinary shares were available for future grants.

e.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018

Cost of products	$311	$419	$494
Cost of services	171	210	398
Research and development	217	775	1,022
Sales and marketing	654	920	1,240
General and administrative	1,640	2,087	2,392

Total share-based compensation expense	$2,993	$4,411	$5,546

f.	On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of December 31, 2018, 1,111,773 warrants are exercisable.

The Company utilizes a Monte Carlo simulation approach to estimate the fair value of the warrants, which requires inputs such as common ordinary share, the warrant exercise price, estimated ordinary share price volatility and risk-free interest rate, among others. The Company recognized a reduction to revenues of $2,030, $2,895 and $4,576 during the years ended December 31, 2016, 2017 and 2018, respectively.